Fair Value Measurements (Details) - Schedule of quantitative information regarding Level 3 fair value measurements - $ / shares	1 Months Ended	6 Months Ended
	Jan. 20, 2021	Jun. 30, 2021
Schedule Of Quantitative Information Regarding Level3 Fair Value Measurements [Abstract]
Share price (in Dollars per share)	$ 10.45	$ 9.98
Strike price	$ 11.50	$ 11.50
Volatility rate	20.50%	18.00%
Risk-free interest rate	0.62%	0.91%
Dividend yield	0.00%	0.00%
Fair value of warrants	$ 1.41	$ 1.23